Virtus AllianzGI Emerging Markets Consumer Fund,

a series of Virtus Strategy Trust (the “Trust”)

Supplement dated June 23, 2021,

to the Statement of Additional Information (“SAI”) of the Trust dated February 1, 2021, as supplemented

Important Notice

The supplement filed for Virtus AllianzGI Emerging Markets Consumer Fund on June 11, 2021, (Accession No. 0001104659-21-080330) is hereby rescinded.

Investors should retain this supplement with the SAI for future reference.

VST 8060B/ AGI EM Custody Rescinded (06/2021)